UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli ESG Fund, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
(a)	The Report to Shareholders is attached herewith.

Gabelli ESG Fund, Inc.

Semiannual Report — September 30, 2022

(Y)our Portfolio Management Team

Christopher C. Desmarais Portfolio Manager BA, Fairfield University	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended September 30, 2022, the net asset value (NAV) total return per Class AAA Share of the Gabelli ESG Fund was (20.8)% compared with a total return of (20.2)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2022.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common and preferred stocks of companies that meet the Fund’s guidelines at the time of investment. The portfolio managers employ a screening overlay process at the time of investment to identify companies that meet the Fund’s guidelines. As bottom up stock pickers, we are generally not making calls on the direction of rates or any other macro variable. Our process favors companies that can thrive in any climate, for example, those with pricing power, solid balance sheets, and adaptable management.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

Major U.S. equity indices declined during the second quarter of 2022 (the Fund’s first fiscal quarter) amid rising concerns that inflation would lead to quantitative tightening and an economic slowdown. Global supply chains, already under pressure, were further stressed by the ongoing conflict in Ukraine and COVID-related lockdowns in major Chinese cities.

Despite markets rising to start the third quarter, stocks declined into the end of the quarter, with the broader market finishing down for the full quarter. Interest rates continued to rise as the Federal Reserve increased its target interest rate range, and investors fretted about the broader economy.

Top performers for the period included Vertex Pharmaceuticals Inc. (1.3% of net assets as of September 30, 2022), which creates medicines for people with serious diseases, with a focus on specialty markets. Vertex has seen strong revenue and income growth, particularly in its cystic fibrosis business. Xylem Inc. (4.0%) offers a portfolio of products to meet demands of treating water and wastewater. Xylem’s quarterly results surpassed its previous guidance, and global demand added to its existing order backlog. Genuine Parts Co. (0.6%) distributes automotive and industrial replacement parts across North America, Europe, and Australasia. It reported record third quarter results, with sales up over 17%, and diluted earnings per share up over 38%, as its Industrial Parts Group saw strong growth, including from its acquisition of KDG, and despite currency headwinds.

Detractors included Alphabet Inc. (2.8%), the parent company of Google. Alphabet’s third quarter revenues were up only 6% year over year, while its operating margin decreased by almost one quarter. Cloud revenues increased while YouTube advertising revenues decreased. CNH Industrial NV (3.7%) is the former Case New Holland, and works to advance agriculture and construction sustainably across its five core brands. Second quarter results were up almost 18%, and the company maintained its guidance for the full year 2022. Sony Group Corp., ADR (2.5%) experienced decreased monthly active users on its PlayStation Plus service, and a decline in PS4 third party titles, and left its full year operating income forecast unchanged, despite foreign exchange tailwinds.

Thank you for your investment in the Gabelli ESG Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through September 30, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6/1/07)
Class AAA (ESGGX)	(20.76)%	(24.04)%	1.53%	1.54%	5.72%	4.78%
S&P 500 Index (c)	(20.20)	(15.47)	8.16	9.24	11.70	7.85
S&P 500 ESG Index (c)	(20.88)	(14.16)	9.56	10.41	12.04	N/A
Class A (ESGHX)	(20.79)	(24.07)	1.53	1.53	5.72	4.78
With sales charge (d)	(25.35)	(28.44)	(0.46)	0.33	5.09	4.38
Class C (ESGJX)	(20.79)	(24.02)	1.49	1.21	5.15	4.15
Class I (ESGKX)	(20.77)	(24.03)	1.55	1.66	5.91	4.99

(a) The Fund’s fiscal year ends March 31.
(b) Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.
(c) The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The S&P 500 ESG Index is a market capitalization weighted, broad based index of large capitalization stocks meeting sustainability criteria, while maintaining similar overall industry weights as the S&P 500. Dividends are considered reinvested. You cannot invest directly in an index.
(d) Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated July 29, 2022, the gross expense ratios for Class AAA, A, and I are 1.85%, 1.85%, and 1.60%, respectively, and the net expense ratios for all share classes after contractual reimbursements by the Adviser is 0.90%. See page 11 for the expense ratios for the six months ended September 30, 2022. The contractual reimbursements are in effect through July 31, 2023. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli ESG Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2022 through September 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 04/01/22	Ending Account Value 09/30/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli ESG Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$792.40	0.90%	$ 4.04
Class A	$1,000.00	$792.10	0.90%	$ 4.04
Class C	$1,000.00	$792.10	0.90%	$ 4.04
Class I	$1,000.00	$792.30	0.90%	$ 4.04
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.56	0.90%	$ 4.56
Class A	$1,000.00	$1,020.56	0.90%	$ 4.56
Class C	$1,000.00	$1,020.56	0.90%	$ 4.56
Class I	$1,000.00	$1,020.56	0.90%	$ 4.56

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2022:

The Gabelli ESG Fund Inc.

Financial Services	17.7%	Consumer Services	1.8%
Health Care	12.6%	Equipment and Supplies	1.8%
Food	8.3%	Semiconductors	1.5%
Machinery	8.0%	Beverage	1.4%
Computer Software and Services	6.1%	Cable and Satellite	1.2%
Environmental Services	6.0%	Computer Hardware	1.1%
Energy and Utilities	5.5%	Telecommunications	0.9%
Consumer Products	3.7%	Automotive: Parts and Accessories	0.9%
Diversified Industrial	3.1%	Broadcasting	0.6%
Automotive	2.9%	Business Services	0.6%
U.S. Government Obligations	2.8%	Real Estate Investment Trust	0.4%
Specialty Chemicals	2.6%	Transportation	0.2%
Entertainment	2.5%	Other Assets and Liabilities (Net)	0.9%
Retail	2.5%		100.0%
Building and Construction	2.4%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli ESG Fund, Inc.

Schedule of Investments — September 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.3%
	Automotive — 2.9%
10,675	Daimler Truck Holding AG†	$312,354	$244,288
1,200	General Motors Co.	60,872	38,508
4,050	Mercedes-Benz Group AG	234,658	207,788
2,310	Toyota Motor Corp., ADR	292,588	300,970
		900,472	791,554
	Automotive: Parts and Accessories — 0.9%
1,060	Aptiv plc†	150,914	82,903
1,000	Genuine Parts Co.	136,015	149,320
		286,929	232,223
	Beverage — 1.4%
5,200	Danone SA	350,352	247,526
2,365	The Coca-Cola Co.	112,902	132,487
		463,254	380,013
	Broadcasting — 0.6%
4,500	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	183,235	169,695

	Building and Construction — 2.4%
18,200	Canfor Corp.†	388,511	264,960
1,440	Cavco Industries Inc.†	301,569	296,294
2,000	Johnson Controls International plc	52,865	98,440
		742,945	659,694
	Business Services — 0.6%
320	Mastercard Inc., Cl. A	108,794	90,989
400	Visa Inc., Cl. A	80,652	71,060
		189,446	162,049
	Cable and Satellite — 1.2%
8,700	Comcast Corp., Cl. A	169,249	255,171
3,850	EchoStar Corp., Cl. A†	117,776	63,409
		287,025	318,580
	Computer Hardware — 1.1%
2,425	International Business Machines Corp.	308,895	288,114

	Computer Software and Services — 6.1%
8,050	Alphabet Inc., Cl. A†	447,322	769,982
3,325	Cisco Systems Inc.	148,862	133,000
300	Dell Technologies Inc., Cl. C	7,441	10,251
10,000	Hewlett Packard Enterprise Co.	130,822	119,800
1,020	Microsoft Corp.	132,828	237,558
4,200	NortonLifeLock Inc.	78,980	84,588
265	Rockwell Automation Inc.	57,574	57,004
670	Salesforce Inc.†	154,503	96,373
1,210	VMware Inc., Cl. A	114,605	128,817
		1,272,937	1,637,373
Shares		Cost	Market Value
	Consumer Products — 3.7%
4,000	Church & Dwight Co. Inc.	$392,357	$285,760
1,000	Johnson Outdoors Inc., Cl. A	76,964	51,310
10,400	Sony Group Corp., ADR	356,944	666,120
		826,265	1,003,190
	Consumer Services — 1.8%
8,500	Resideo Technologies Inc.†	85,979	162,010
8,000	Terminix Global Holdings Inc.†	224,258	306,320
1,050	Uber Technologies Inc.†	36,481	27,825
		346,718	496,155
	Diversified Industrial — 3.1%
10,900	ABB Ltd., ADR	289,779	279,694
750	Agilent Technologies Inc.	53,757	91,162
16,000	Bollore SE	85,769	74,045
15,000	Flex Ltd.†	275,746	249,900
1,130	Jacobs Solutions Inc.	119,431	122,594
450	Siemens AG, ADR	30,448	22,027
		854,930	839,422
	Energy and Utilities — 5.5%
2,000	Enviva Inc.	141,439	120,120
17,400	NextEra Energy Inc.	673,261	1,364,334
		814,700	1,484,454
	Entertainment — 2.5%
1,000	Madison Square Garden Sports Corp.†	175,989	136,660
1,400	The Walt Disney Co.†	157,802	132,062
9,300	Universal Music Group NV	270,292	176,146
30,000	Vivendi SE	430,730	234,389
		1,034,813	679,257
	Environmental Services — 6.0%
3,000	Ecolab Inc.	594,479	433,260
16,199	Evoqua Water Technologies Corp.†	160,898	535,701
3,000	Waste Connections Inc.	87,896	405,390
1,500	Waste Management Inc.	238,255	240,315
		1,081,528	1,614,666
	Equipment and Supplies — 1.8%
300	3M Co.	48,113	33,150
45,000	Ardagh Metal Packaging SA	433,993	217,800
10,000	Mueller Water Products Inc., Cl. A	32,736	102,700
545	Parker-Hannifin Corp.	73,182	132,059
		588,024	485,709
	Financial Services — 17.7%
49,730	Aegon NV	226,504	199,923
7,910	Ally Financial Inc.	212,907	220,135

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — September 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
4,800	American Express Co	$439,829	$647,568
32,700	Banco Bilbao Vizcaya Argentaria SA	176,679	148,076
51,000	Barclays plc	112,240	82,170
2,890	Citigroup Inc.	143,934	120,426
27,000	Commerzbank AG†	189,985	194,279
15,296	Credit Agricole SA	181,441	125,383
62,300	Daiwa Securities Group Inc.	308,158	243,811
829	Diamond Hill Investment Group Inc.	149,625	136,785
1,600	Franklin Resources Inc.	40,435	34,432
18,200	ING Groep NV	139,137	157,999
1,400	Intercontinental Exchange Inc.	187,494	126,490
14,500	Kinnevik AB, Cl. B†	395,842	192,852
103,900	NatWest Group plc	300,385	262,066
6,776	NN Group NV	290,806	265,434
1,200	PayPal Holdings Inc.†	51,366	103,284
2,085	S&P Global Inc.	738,217	636,655
3,250	Shinhan Financial Group Co. Ltd., ADR	94,805	74,750
2,044	Societe Generale SA	50,394	40,896
18,300	Standard Chartered plc	112,417	115,813
3,850	State Street Corp.	225,632	234,119
8,100	The Bank of New York Mellon Corp.	386,527	312,012
2,600	Webster Financial Corp.	141,505	117,520
		5,296,264	4,792,878
	Food — 8.3%
10,000	Mondelēz International Inc., Cl. A	283,219	548,300
9,600	Nestlé SA	544,488	1,041,824
3,500	The Hain Celestial Group Inc.†	70,403	59,080
13,600	Unilever plc, ADR	507,278	596,224
		1,405,388	2,245,428
	Health Care — 12.6%
3,350	Baxter International Inc.	257,209	180,431
600	Becton, Dickinson and Co.	138,105	133,698
11,025	Bristol-Myers Squibb Co.	538,949	783,767
665	Cigna Corp.	148,675	184,518
200	Danaher Corp.	53,388	51,658
2,300	Gilead Sciences Inc.	145,264	141,887
1,605	GSK plc, ADR	67,138	47,235
3,400	Haleon plc, ADR†	24,881	20,706
870	HCA Healthcare Inc.	134,356	159,897
5,000	Henry Schein Inc.†	294,863	328,850
520	Illumina Inc.†	136,013	99,211
Shares		Cost	Market Value
610	Laboratory Corp. of America Holdings	$171,868	$124,934
3,450	Medtronic plc	319,832	278,587
1,150	Merck & Co. Inc.	93,201	99,038
1,185	Vertex Pharmaceuticals Inc.†	283,677	343,105
2,810	Zoetis Inc.	159,734	416,695
		2,967,153	3,394,217
	Machinery — 8.0%
390	Caterpillar Inc.	57,406	63,991
89,050	CNH Industrial NV	728,874	994,689
12,500	Xylem Inc	300,601	1,092,000
		1,086,881	2,150,680

	Real Estate Investment Trust — 0.4%
800	Alexandria Real Estate Equities Inc.	126,795	112,152

	Retail — 2.5%
2,060	Lowe's Companies Inc.	232,899	386,889
1,375	NIKE Inc., Cl. B	188,639	114,290
1,155	Target Corp.	184,864	171,390
		606,402	672,569
	Semiconductors — 1.5%
500	Applied Materials Inc.	60,837	40,965
4,800	Intel Corp.	255,489	123,696
460	NVIDIA Corp.	32,087	55,839
1,130	QUALCOMM Inc.	148,313	127,668
735	Teradyne Inc.	72,390	55,235
		569,116	403,403
	Specialty Chemicals — 2.6%
1,200	Air Products and Chemicals Inc.	328,090	279,276
4,700	International Flavors & Fragrances Inc.	568,413	426,901
		896,503	706,177
	Telecommunications — 0.9%
475	American Tower Corp., REIT	123,894	101,983
12,100	Vodafone Group plc, ADR	194,378	137,093
		318,272	239,076
	Transportation — 0.2%
900	Canadian Pacific Railway Ltd.	65,981	60,048

	TOTAL COMMON STOCKS	23,520,871	26,018,776

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — September 30, 2022 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$750,000	U.S. Treasury Bills, 2.486% to 3.271%††, 10/20/22 to 12/29/22	$746,645	$746,821

	TOTAL INVESTMENTS — 99.1%	$24,267,516	26,765,597
	Other Assets and Liabilities (Net) — 0.9%		248,888
	NET ASSETS — 100.0%		$27,014,485

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Assets and Liabilities

September 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $24,267,516)	$26,765,597
Cash	89,942
Receivable for investments sold	103,965
Receivable for Fund shares sold	1,127
Receivable from Adviser	27,458
Dividends and interest receivable	120,943
Prepaid expenses	21,450
Total Assets	27,130,482
Liabilities:
Payable for investments purchased	8,395
Payable for Fund shares redeemed	34,144
Payable for investment advisory fees	24,131
Payable for distribution fees	4,500
Payable for payroll expenses	675
Payable for legal and audit fees	18,566
Payable for shareholder communications	16,694
Other accrued expenses	8,892
Total Liabilities	115,997
Net Assets
(applicable to 2,483,036 shares outstanding)	$27,014,485
Net Assets Consist of:
Paid-in capital	$22,791,157
Total distributable earnings	4,223,328
Net Assets	$27,014,485

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($7,821,912 ÷ 724,346 shares outstanding)	$10.80
Class A:
Net Asset Value and redemption price per share ($7,919,223 ÷ 734,301 shares outstanding)	$10.78
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.44
Class C:
Net Asset Value and redemption price per share ($984,575 ÷ 104,178 shares outstanding)	$9.45
Class I:
Net Asset Value, offering, and redemption price per share ($10,288,775 ÷ 920,211 shares outstanding)	$11.18

Statement of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $31,484)	$354,899
Interest	5,784
Total Investment Income	360,683
Expenses:
Investment advisory fees	158,968
Distribution fees - Class AAA	11,227
Distribution fees - Class A	11,786
Distribution fees - Class C	6,761
Legal and audit fees	34,523
Registration expenses	30,639
Shareholder communications expenses	18,750
Directors' fees	12,534
Shareholder services fees	9,486
Custodian fees	6,694
Payroll expenses	1,145
Miscellaneous expenses	7,761
Total Expenses	310,274
Less:
Expense reimbursements by Adviser (See Note 3)	(166,406)
Expenses paid indirectly by broker (See Note 6)	(793)
Total credits and reimbursements	(167,199)
Net Expenses	143,075
Net Investment Income	217,608
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	341,200
Net realized loss on foreign currency transactions	(1,557)

Net realized gain on investments and foreign currency transactions	339,643
Net change in unrealized appreciation/depreciation:
on investments	(7,787,233)
on foreign currency translations	(9,105)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,796,338)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(7,456,695)
Net Decrease in Net Assets Resulting from Operations	$(7,239,087)

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Operations:
Net investment income	$217,608	$213,182
Net realized gain on investments and foreign currency transactions	339,643	3,598,399
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(7,796,338)	(2,683,346)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(7,239,087)	1,128,235

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(1,407,628)
Class A	—	(1,524,724)
Class C	—	(326,226)
Class I	—	(1,843,131)
Total Distributions to Shareholders	—	(5,101,709)

Capital Share Transactions:
Class AAA	(98,456)	563,566
Class A	(582,207)	474,394
Class C	(384,780)	(1,173,731)
Class I	(465,494)	1,353,584
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,530,937)	1,217,813

Net Decrease in Net Assets	(8,770,024)	(2,755,661)
Net Assets:
Beginning of year	35,784,509	38,540,170
End of period	$27,014,485	$35,784,509

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement(b)		Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class AAA
2023(c)	$13.63	$0.08		$(2.91)	$(2.83)	$—	$—	$—	$—		$10.80	(20.76)%	$7,822	1.37	%(d)	2.01	%(d)	0.90	%(d)	13%
2022	15.25	0.08		0.44	0.52	(0.23)	(1.91)	(2.14)	—		13.63	2.53	9,982	0.52		1.85		0.90		34
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42		1.91		0.90		18
2020	14.03	0.16	(e)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.40	(13.50)	7,530	1.13	(e)	1.92		1.14		18
2019	15.35	0.07		(0.37)	(0.30)	—	(1.02)	(1.02)	0.00	(f)	14.03	(1.92)	11,227	0.49		1.87		1.25		29
2018	15.57	(0.02)		0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	(f)	15.35	3.85	13,665	(0.10)		1.73		1.25		8
Class A
2023(c)	$13.61	$0.08		$(2.91)	$(2.83)	$—	$—	$—	$—		$10.78	(20.79)%	$7,919	1.37	%(d)	2.01	%(d)	0.90	%(d)	13%
2022	15.23	0.09		0.43	0.52	(0.23)	(1.91)	(2.14)	—		13.61	2.54	10,647	0.54		1.85		0.90		34
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41		1.91		0.90		18
2020	14.02	0.15	(e)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(f)	10.39	(13.51)	7,455	1.11	(e)	1.92		1.13		18
2019	15.33	0.08		(0.37)	(0.29)	—	(1.02)	(1.02)	0.00	(f)	14.02	(1.85)	8,958	0.51		1.87		1.25		29
2018	15.55	(0.02)		0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	(f)	15.33	3.85	16,280	(0.10)		1.73		1.25		8
Class C
2023(c)	$11.93	$0.07		$(2.55)	$(2.48)	$—	$—	$—	$—		$9.45	(20.79)%	$985	1.38	%(d)	2.76	%(d)	0.90	%(d)	13%
2022	13.59	0.10		0.38	0.48	(0.23)	(1.91)	(2.14)	—		11.93	2.55	1,679	0.70		2.59		0.90		34
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44		2.66		0.90		18
2020	12.80	0.08	(e)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(f)	9.35	(13.93)	4,022	0.60	(e)	2.67		1.68		18
2019	14.20	(0.03)		(0.35)	(0.38)	—	(1.02)	(1.02)	0.00	(f)	12.80	(2.65)	7,347	(0.25)		2.62		2.00		29
2018	14.53	(0.13)		0.60	0.47	—	(0.80)	(0.80)	0.00	(f)	14.20	3.11	9,176	(0.85)		2.48		2.00		8
Class I
2023(c)	$14.11	$0.09		$(3.02)	$(2.93)	$—	$—	$—	$—		$11.18	(20.77)%	$10,289	1.37	%(d)	1.76	%(d)	0.90	%(d)	13%
2022	15.72	0.08		0.45	0.53	(0.23)	(1.91)	(2.14)	—		14.11	2.52	13,477	0.52		1.60		0.90		34
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41		1.66		0.90		18
2020	14.38	0.19	(e)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(f)	10.70	(13.32)	9,995	1.30	(e)	1.67		0.97		18
2019	15.67	0.11		(0.38)	(0.27)	—	(1.02)	(1.02)	0.00	(f)	14.38	(1.68)	15,660	0.74		1.62		1.00		29
2018	15.87	0.03		0.65	0.68	(0.08)	(0.80)	(0.88)	0.00	(f)	15.67	4.17	19,155	0.18		1.48		1.00		8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended September 30, 2022, unaudited.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.
(f)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli ESG Fund, Inc. was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$26,018,776	—	$26,018,776
U.S. Government Obligations	—	$746,821	746,821
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$26,018,776	$746,821	$26,765,597

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at September 30, 2022 or March 31, 2022.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended September 30, 2022, the Fund did not incur periodic expenses charged by Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended March 31, 2022 was as follows:

Year Ended March 31, 2022
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$783,314
Net long term capital gains	4,318,395
Total distributions paid	$5,101,709

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at September 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$24,380,073	$5,548,327	$(3,162,803)	$2,385,524

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended September 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least July 31, 2023 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the six months ended September 30, 2022, the Adviser reimbursed the Fund in the amount of $166,406. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At September 30, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,092,879:

For the fiscal year ended March 31, 2020, expiring March 31, 2023	$226,135
For the fiscal year ended March 31, 2021, expiring March 31, 2024	346,140
For the fiscal year ended March 31, 2022, expiring March 31, 2025	354,198
For the six months ended September 30, 2022, expiring March 31, 2026	166,406
$1,092,879

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended September 30, 2022, other than short term securities and U.S. Government obligations, aggregated $3,923,460 and $4,997,877, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended September 30, 2022, the Fund paid $343 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $84 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended September 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $793.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended September 30, 2022.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Capital Stock. The Fund offered four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Effective January 27, 2020, the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended September 30, 2022 and the fiscal year ended March 31, 2022, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	September 30, 2022		Year Ended
	(Unaudited)		March 31, 2022
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,473	$30,825	7,525	$118,061
Shares issued upon reinvestment of distributions	—	—	96,102	1,392,519
Shares redeemed	(10,650)	(129,281)	(62,680)	(947,014)
Net increase/(decrease)	(8,177)	$(98,456)	40,947	$563,566
Class A
Shares sold	11,091	$140,568	53,841	$832,881
Shares issued upon reinvestment of distributions	—	—	99,686	1,442,456
Shares redeemed	(59,152)	(722,775)	(115,184)	(1,800,943)
Net increase/(decrease)	(48,061)	$(582,207)	38,343	$474,394
Class C
Shares issued upon reinvestment of distributions	—	$—	25,728	$326,226
Shares redeemed	(36,645)	(384,780)	(108,539)	(1,499,957)
Net decrease	(36,645)	$(384,780)	(82,811)	$(1,173,731)
Class I
Shares sold	43,180	$527,326	75,995	$1,238,767
Shares issued upon reinvestment of distributions	—	—	119,990	1,799,854
Shares redeemed	(78,153)	(992,820)	(106,970)	(1,685,037)
Net increase/(decrease)	(34,973)	$(465,494)	89,015	$1,353,584

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

In determining whether to approve the continuance of the Advisory Agreement, the Board Members considered the following information:

1)	The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources were adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the one, three, five, and ten year periods average annual total return for the periods ended March 31, 2022. The Board noted that generally it placed greater emphasis on the Fund’s longer term performance; however, it noted the shift in investment strategy away from green investing will make the long term performance less relevant than the short term performance. The peer group considered by the Board Members was developed by the Adviser

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

and was comprised of other social criteria funds. The Board also reviewed the performance of the Broadridge peer group in the Meeting Materials. Fund Counsel instructed the Board that they should consider both peer groups. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund against the Performance Peer group, the Board Members noted that the Fund’s performance was below the median for the one, three, five, and ten year periods. In reviewing the performance of the Fund against the Broadridge peer group, the Board Members noted that the Fund’s performance was below the median for the one, three, and ten year periods and equal to the median for the five year period. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group and the Broadridge peer group, respectively.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than the medians when compared to those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same as or lower than the fees charged to the Fund. The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro forma Income Statements of the Adviser for the year ended December 31, 2021. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli ESG Fund, Inc.

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized by the Fund if it were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

6)	Conclusion

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s ESG equity products. He is a graduate of Fairfield University with a BA in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Clarence A. Davis
Former Chief
Executive Officer,
Nestor, Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,
Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

John C. Ball
President and Treasurer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Office

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli ESG Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q322SR

GABELLI FUNDS

GABELLI ESG FUND, INC.

Semiannual Report
September 30, 2022

(b)	Not applicable.
Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli ESG Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball Principal Executive Officer

Date	December 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 5, 2022

* Print the name and title of each signing officer under his or her signature.